Significant Accounting Policies (Policies)	6 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Application of New and Revised International Financial Reporting Standards
Application of New and Revised International Financial Reporting Standards (“IFRSs”)
Effective July 1, 2019, the Group applied, for the first time, IFRS 16 "Leases". As required by IAS 34 "Interim Financial Reporting", the nature and effect of these changes are disclosed below.
Several other amendments and interpretations apply for the first time in fiscal year 2020, but do not have an impact on these unaudited condensed consolidated financial statements.
IFRS 16 - Leases ("IFRS 16")
IFRS 16 requires lessees to recognise all leases with a lease term of greater than 12 months in the balance sheet by recognising a right of use asset and a corresponding financial liability to the lessor based on the present value of future lease payments. The new standard also eliminates the distinction between operating and finance leases.
Endava has adopted IFRS 16 effective July 1, 2019 on a modified retrospective basis. Under this transition method, comparative periods are not required to be restated. Instead the cumulative impact of applying IFRS 16 is accounted for as an adjustment to equity at the start of the current accounting period in which IFRS 16 is first applied.
On July 1, 2019, the Company recognised a right-of-use asset of £41.0 million and a financial liability of £40.2 million. The change in accounting policy also affected the following items in the balance sheet on 1 July 2019:
•Prepayments - decrease by £0.8 million;
•Accruals - decrease by £0.7 million;
The net impact on retained earnings on 1 July 2019 was an increase of £0.7 million.
The Group does not anticipate that adoption of the following IFRSs will have a significant effect on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after 1 January 2019:
•IFRIC 23 - Uncertainty over Income Tax Treatments
•Amendments to IFRS 9 - Financial Instruments - Prepayment Features with Negative Compensation
•Amendments to IAS 28 - Investments in Associates and Joint Ventures - Long-term Interest in Associates and Joint Ventures
•Amendments to IAS 19 - Employee Benefits - Plan Amendment, Curtailment or Settlement
•Annual Improvements to IFRS 2015 - 2017 Cycle
Effective for annual periods beginning on or after January 2020:
•Amendments to References to the Conceptual Framework in IFRS Standards
•Amendments to IFRS 3 Business Combinations
•Amendments to IAS 1 and IAS 8 Definition of Material
Effective for annual periods beginning on or after January 2021:
•IFRS 17 - Insurance Contracts

Statement of Compliance
Statement of compliance
These unaudited condensed consolidated financial statements have been prepared on the basis of accounting policies consistent with those applied in the consolidated financial statements and notes thereto for the year ended June 30, 2019 contained in the Group's Annual Report on Form 20-F filed with the United States Securities and Exchange Commission (the "SEC") on September 25, 2019 (File No. 001-38607).
The principal accounting policies adopted by the Group in the preparation of the condensed consolidated financial statements are set out below.

Basis of Preparation
Basis of Preparation
These condensed consolidated financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended June 30, 2019. These condensed consolidated financial statements do not include all of the information required for a complete set of IFRS financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual consolidated financial statements.

Functional and Presentation Currency
Functional and Presentation Currency
The unaudited condensed consolidated financial statements are presented in British Pound Sterling (“Sterling”), which is the Company’s functional currency. All financial information presented in Sterling has been rounded to the nearest thousand, except when otherwise indicated.

Use of Estimates and Judgments
Use of Estimates and Judgments
The preparation of condensed consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts for assets, liabilities, income and expenses. Actual result may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimates are revised and in any future periods affected.
A key area involving estimates and judgment in the six months ended December 31, 2019 relates to the application of IFRS 16, which is described in Note 2.

Going Concern
Going concern
The Board has reviewed the Group’s business plan and forecasts for a period at least 12 months from the date these financial statements were authorised for issue. This review took into consideration facilities available to the Group, including the extension of the Group’s revolving credit facility and the available cash from the initial public offering. As a result of such review, the Board believes that the Group has adequate resources to continue operations for the foreseeable future, being at least 12 months from the date on which these financial statements were authorised, and accordingly continue to adopt the going concern basis in preparing the condensed consolidated financial statements.

Basis of Consolidation
Basis of Consolidation
(i)    Business combinations
Business acquisitions are accounted for using the acquisition method. The results of businesses acquired in a business combination are included in the consolidated financial statements from the date of the acquisition. Purchase accounting results in assets and liabilities of an acquired business being recorded at their estimated fair values on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognized as goodwill.
The Group performs valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination and allocates the purchase price to the tangible and intangible assets acquired and liabilities assumed based on management’s best estimate of fair value. The Group determines the appropriate useful life of intangible assets with a definite life by performing an analysis of cash flows based on historical experience of the acquired business. Intangible assets are amortized over their estimated useful lives based on the pattern in which the economic benefits associated with the asset are expected to be consumed, which to date has approximated the straight-line method of amortisation.
Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of contingent consideration are recognised in profit and loss.
Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expenses.
(ii)    Subsidiaries
Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
(iii)    Transactions eliminated on consolidation
All transactions and balances between Group Entities are eliminated on consolidation, including unrealized gains and losses on transactions between Group Entities. Where unrealized losses on intra-Group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a Group perspective.

Revenue
Revenue
The Group generates revenue primarily from the provision of its services and recognises revenue in accordance with IFRS 15. Revenue is measured at fair value of the consideration received, excluding discounts, rebates, taxes and duties. The Group’s services are generally performed under time and material based contracts (where materials consist of travel and out-of-pocket expenses), fixed price contracts and managed service contracts.
With respect to all types of contracts, revenue is only recognised when (i) the amount of revenue can be estimated reliably, (ii) it is probable that there will be a flow of economic benefits and (iii) any costs incurred are expected to be recoverable. Anticipated profit margins on contracts are reviewed monthly and, should it be deemed probable that a contract will be unprofitable, any foreseeable loss would be immediately recognized in full and provision would be made to cover the lower of the cost of fulfilling the contact and the cost of exiting the contract.